CASH AND RESTRICTED CASH	3 Months Ended	6 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
CASH AND RESTRICTED CASH
CASH AND RESTRICTED CASH

NOTE 5 – CASH AND RESTRICTED CASH

Reconciliation of cash and restricted cash as shown in the condensed statements of cash flows is presented in the table below:

For the Three Months
Ended
September 30, 2024
Cash and cash equivalents	$6,817,398
Cash segregated - customers	19,980,711
Cash segregated - PAB	768,767
Total cash and restricted cash shown in the statement of cash flows.	$27,566,876

NOTE 5 – CASH AND RESTRICTED CASH

Reconciliation of cash and restricted cash as shown in the statements of cash flows is presented in the table below:

	June 30, 2024	December 31, 2023	December 31, 2022
Cash and cash equivalents	$6,558,176	$619,554	$129,560
Cash segregated - customers	20,548,972	—	—
Cash segregated - PAB	200,738	—	—
Total cash and restricted cash shown in the statement of cash flows.	$27,307,886	$619,554	$129,560